Employee Compensation	9 Months Ended
Jul. 31, 2023
Text Block [Abstract]
Employee Compensation
Note 8: Employee Compensation
Stock Options
We did not grant any stock options during the three months ended July 31, 2023 or 2022. During the nine months ended July 31, 2023, we granted a total of 1,322,817 stock options (1,028,255 stock options during the nine months ended July 31, 2022) with a weighted-average fair value of $18.94 per option ($14.17 per option for the nine months ended July 31, 2022).
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the nine months ended	July 31, 2023	July 31, 2022
Expected dividend yield	4.5% - 4.6%	4.2%
Expected share price volatility	20.9%	16.8%
Risk-free rate of return	3.2%	1.8% - 1.9%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	122.31	135.58
  Changes to the input assumptions can result in different fair value estimates.

Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Current service cost	40	60	1	2
Net interest (income) expense on net defined benefit (asset) liability	(17)	(7)	11	8
Past service cost (income)	-	(1)	-	-
Gain on settlement	-	-	-	-
Administrative expenses	3	1	-	-
Benefits expense	26	53	12	10
Government pension plans expense (1)	94	61	-	-
Defined contribution expense	63	37	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	183	151	12	10

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the nine months ended	July 31, 2023	July 31, 2022	July 31, 2023	July 31, 2022
Current service cost	122	178	4	6
Net interest (income) expense on net defined benefit (asset) liability	(49)	(21)	32	26
Past service cost (income)	(1)	(1)	-	-
Gain on settlement	-	(1)	-	-
Administrative expenses	7	3	-	-
Benefits expense	79	158	36	32
Government pension plans expense (1)	291	201	-	-
Defined contribution expense	207	138	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	577	497	36	32

(1)	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.